Goodwill and Other Acquired Intangible Assets - Schedule of Goodwill by Segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Goodwill By Segment [Line Items]
Goodwill	$ 401,872	$ 401,872	$ 369,811
Iberiabank [Member]
Schedule Of Goodwill By Segment [Line Items]
Goodwill	373,905
IMC [Member]
Schedule Of Goodwill By Segment [Line Items]
Goodwill	23,178
Lenders [Member]
Schedule Of Goodwill By Segment [Line Items]
Goodwill	$ 4,789